DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (Tables)	9 Months Ended
Sep. 30, 2013
Financial Instruments And Risk Management Tables [Abstract[
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
Derivative instrument disclosure

The following table summarizes the notional amounts for hedged items, when transactions are designated as hedge accounting:

	September 30,	December 31,
	2013	2012
	U.S. $ in millions

Interest rate swap - cash flow hedge	$1,100	$1,100

Interest rate swap - fair value hedge	2,500	1,550

Cross currency swap - cash flow hedge	1,875	1,875

Forecasted transactions - cash flow hedge	285	200

The following table summarizes the classification and fair values of derivative instruments:
		Fair value
	Reported under	September 30, 2013	December 31, 2012

		U.S. $ in millions
Asset derivatives - interest rate swap - fair value hedge designated as hedging instruments	Other current assets	$1	$4

Liability derivatives - interest rate swap - cash flow hedge designated as hedging instruments	Other current liabilities	(1)	(4)

Liability derivatives - interest rate swap - fair value hedge designated as hedging instruments	Senior notes and loans	(180)	(14)

Liability derivatives - cross currency swap - cash flow hedge designated as hedging instruments	Senior notes and loans	(160)	(91)

Liability derivatives, comprising mainly option and forward contracts, not designated as hedging instruments	Other current liabilities	(25)	(29)
Asset derivatives, comprising mainly option and forward contracts, not designated as hedging instruments	Other current assets	24	20